27. Financial instruments and risk management (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [line items]
Short and long-term debt	R$ 7,105,667	R$ 6,379,220
Cash and cash equivalents	(1,026,862)	(562,207)	R$ (1,072,332)	R$ (1,898,773)
Restricted cash	(268,047)	(168,769)
Total deficit	(3,068,946)	(3,356,751)	R$ (4,322,440)	R$ (332,974)
Capital Management [Member]
Disclosure of detailed information about financial instruments [line items]
Short and long-term debt	7,105,667	6,379,220
Cash and cash equivalents	(1,026,862)	(562,207)
Short-term investments	(955,589)	(431,233)
Restricted cash	(268,047)	(168,769)
Net debt	4,855,169	5,217,011
Total deficit	(3,068,946)	(3,356,751)
Total capital and net debt	R$ 1,786,223	R$ 1,860,260